Adoption of IFRS 15 and IFRS 9 - Summary of the Effect of Adoption of IFRS 15 and IFRS 9, Consolidated Statements of Income (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Revenues	$ 5,243.8	$ 4,452.5
Cost of sales	3,990.4	3,407.4
Gross profit	1,253.4	1,045.1
Operating expenses
Selling and marketing	336.9	288.6
Research and development	221.7	198.6
General and administrative	214.7	166.3
Other operating expenses	7.5	13.9
Total operating expenses	780.8	667.4
Operating income	472.6	377.7
Financing costs	76.9	56.6
Financing income	(3.0)	(2.2)
Foreign exchange gain on long-term debt	69.8	(53.3)
Income before income taxes	328.9	376.6
Income tax expense	101.6	137.5
Net income	227.3	239.1
Attributable to shareholders	227.0	238.9
Attributable to non-controlling interest	$ 0.3	$ 0.2
Basic earnings per share	$ 2.31	$ 2.23
Diluted earnings per share	$ 2.28	$ 2.21
Previously reported [member]
Disclosure of initial application of standards or interpretations [line items]
Revenues		$ 4,486.9
Cost of sales		3,419.4
Gross profit		1,067.5
Operating expenses
Selling and marketing		288.6
Research and development		198.6
General and administrative		166.3
Other operating expenses		13.9
Total operating expenses		667.4
Operating income		400.1
Financing costs		60.1
Financing income		(2.2)
Foreign exchange gain on long-term debt		(51.9)
Income before income taxes		394.1
Income tax expense		119.6
Net income		274.5
Attributable to shareholders		274.2
Attributable to non-controlling interest		$ 0.3
Basic earnings per share		$ 2.56
Diluted earnings per share		$ 2.54
IFRS 15 and IFRS 9 [member] | Adjustments [member]
Disclosure of initial application of standards or interpretations [line items]
Revenues		$ (34.4)
Cost of sales		(12.0)
Gross profit		(22.4)
Operating expenses
Operating income		(22.4)
Financing costs		(3.5)
Foreign exchange gain on long-term debt		(1.4)
Income before income taxes		(17.5)
Income tax expense		17.9
Net income		(35.4)
Attributable to shareholders		(35.3)
Attributable to non-controlling interest		$ (0.1)
Basic earnings per share		$ (0.33)
Diluted earnings per share		$ (0.33)